Revenues from Contracts with Customers - Disaggregation within Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from Contracts with Customers - Disaggregation of Revenues
Total fees and other revenues	$ 2,204.7	$ 2,168.1	$ 2,708.2
Premiums and other considerations	6,396.7	5,264.3	4,714.0
Net investment income	3,285.5	2,852.4	3,633.7
Benefits and Protection
Revenues from Contracts with Customers - Disaggregation of Revenues
Premiums and other considerations	3,469.0	3,306.8	2,830.4
Net investment income	545.7	560.3	907.8
Retirement and Income Solutions
Revenues from Contracts with Customers - Disaggregation of Revenues
Premiums and other considerations	2,935.0	1,959.7	1,883.6
Net investment income	2,618.8	2,252.2	2,674.4
Corporate
Revenues from Contracts with Customers - Disaggregation of Revenues
Premiums and other considerations	(7.3)	(2.2)
Net investment income	121.0	39.9	51.5
Operating Segments
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	641.3	609.4	480.3
Total operating revenues	11,805.4	10,237.3	11,095.4
Operating Segments | Benefits and Protection
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	85.8	76.7	72.1
Total operating revenues	4,490.4	4,295.2	4,779.4
Operating Segments | Benefits and Protection | Specialty Benefits
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	12.7	12.3	12.0
Fees and other revenues not within the scope of revenue recognition guidance	18.2	18.5	19.0
Total fees and other revenues	30.9	30.8	31.0
Premiums and other considerations	3,020.9	2,771.2	2,496.6
Net investment income	174.3	179.6	179.2
Total operating revenues	3,226.1	2,981.6	2,706.8
Operating Segments | Benefits and Protection | Specialty Benefits | Administrative service fee revenue
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	12.7	12.3	12.0
Operating Segments | Benefits and Protection | Life Insurance
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	73.1	64.4	60.2
Fees and other revenues not within the scope of revenue recognition guidance	332.6	321.0	884.5
Total fees and other revenues	405.7	385.4	944.7
Premiums and other considerations	461.6	535.8	333.9
Net investment income	397.8	392.6	794.2
Total operating revenues	1,265.1	1,313.8	2,072.8
Operating Segments | Benefits and Protection | Life Insurance | Administrative service fee revenue
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	30.3	26.9	26.3
Operating Segments | Benefits and Protection | Life Insurance | Commission income
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	42.8	37.5	33.9
Operating Segments | Retirement and Income Solutions
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	556.3	533.6	409.2
Fees and other revenues not within the scope of revenue recognition guidance	1,118.7	1,114.0	1,226.9
Total fees and other revenues	1,675.0	1,647.6	1,636.1
Premiums and other considerations	2,935.0	1,959.7	1,883.6
Net investment income	2,584.7	2,274.1	2,728.8
Total operating revenues	7,194.7	5,881.4	6,248.5
Operating Segments | Retirement and Income Solutions | Administrative service fee revenue
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	539.5	519.2	395.8
Operating Segments | Retirement and Income Solutions | Deposit account fee revenue
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	11.3	10.2	9.2
Operating Segments | Retirement and Income Solutions | Other fee revenue
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	3.6	3.0	3.5
Operating Segments | Retirement and Income Solutions | Commission income
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	1.9	1.2	0.7
Operating Segments | Corporate
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	(0.8)	(0.9)	(1.0)
Fees and other revenues not within the scope of revenue recognition guidance	13.4	16.0	17.6
Total fees and other revenues	12.6	15.1	16.6
Premiums and other considerations	(7.3)	(2.2)
Net investment income	115.0	47.8	50.9
Total operating revenues	120.3	60.7	67.5
Operating Segments | Corporate | Revenue by type - Eliminations
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	$ (0.8)	$ (0.9)	$ (1.0)